FINANCIAL STATEMENTS

UBS PaineWebber Life Variable Annuity Account
Year Ended December 31, 2002






0303-0402229

                  UBS PaineWebber Life Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2002




                                    Contents

Report of Independent Auditors................................................1

Audited Financial Statements

Statements of Assets and Liabilities..........................................2
Statements of Operations......................................................4
Statements of Changes in Net Assets...........................................6
Notes to Financial Statements.................................................9

                           [ERNST & YOUNG LETTERHEAD]






                         Report of Independent Auditors

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS PaineWebber Life Variable Annuity Account, comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International, Global Bond, and Total Return Divisions, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS PaineWebber Life Variable Annuity Account at December 31, 2002, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young


Des Moines, Iowa
April 4, 2003


0303-0402229                                                                 1

                  UBS PaineWebber Life Variable Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2002



                                                                     Money
                                                                     Market
                                                                    Division
                                                             -------------------
                                                             -------------------
Assets
Investments in shares of mutual funds, at market                     $907,870

Liabilities                                                             -
                                                             -------------------
                                                             -------------------
Net assets                                                           $907,870
                                                             ===================
                                                             ===================

Net assets
Accumulation units with early withdrawal charges                     $816,680
Accumulation units without early withdrawal charges                    36,684
Contracts in the annuitization period with
        early withdrawal charges                                       54,506
Contracts in the annuitization period without
        early withdrawal charges                                        -
                                                             -------------------
                                                             -------------------
Total net assets                                                     $907,870
                                                             ===================
                                                             ===================

Investments in shares of mutual funds, at cost                       $907,870
Shares of mutual fund owned                                           907,870

Accumulation units with early withdrawal charges:
   Units outstanding                                                   67,756
   Unit value                                                      $    12.05

Accumulation units without early withdrawal charges:
     Units outstanding                                                  3,094
     Unit value                                                    $    11.86

Contracts in the annuitization period with early withdrawal charges:
   Units outstanding                                                    4,460
   Unit value                                                      $    12.22

Contracts in the annuitization period without early withdrawal charges:
   Units outstanding                                                      -
   Unit value                                                      $      -

See accompanying notes.

2                                                                 0303-0402229



       U.S.
 Government/High                                                             Global
 Grade Securities                   Growth and Income  International          Bond             Total
     Division      Growth Division      Division          Division          Division      Return Division

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

     $2,169,352        $5,619,170       $2,037,087        $2,028,869        $1,350,077       $3,838,067

              -                 -                -                 -                 -                -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,169,352        $5,619,170       $2,037,087        $2,028,869        $1,350,077       $3,838,067
============================================================================================================
============================================================================================================


     $1,883,983        $4,987,621       $1,706,711        $1,678,674        $1,178,744       $3,447,197
        253,217           602,184          192,282           339,349           160,233          334,927
         21,854            25,446          123,702             2,387               702           41,101
         10,298             3,919           14,392             8,459            10,398           14,842
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,169,352        $5,619,170       $2,037,087        $2,028,869        $1,350,077       $3,838,067
============================================================================================================
============================================================================================================

     $2,116,845        $7,335,746       $2,618,826        $2,316,840        $1,194,681       $4,382,299
        172,995           475,798          122,568           204,936           106,894          250,854


        150,569           455,414          103,605           193,582            88,046          212,353
  $       12.51     $       10.95    $       16.47    $         8.67     $       13.39     $      16.23


         20,558            56,269           11,533            43,446            12,345           20,860
  $       12.32     $       10.70    $       16.67    $         7.81     $       12.98     $      16.06


          1,723             2,293            7,406               271                52            2,496
  $       12.69     $       11.10    $       16.70    $         8.79     $       13.58    $       16.47


            829               363              856             1,074               794              916
  $       12.42     $       10.79    $       16.81    $         7.88     $       13.09    $       16.20

0303-0402229                                                                 3

                  UBS PaineWebber Life Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2002



                                                                     Money
                                                                     Market
                                                                    Division
                                                             -------------------
                                                             -------------------
Income:
   Dividends                                                        $13,085
Expenses:
   Mortality and expense risk                                        16,247
                                                             -------------------
                                                             -------------------
Net investment income (loss)                                         (3,162)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares                           -
   Realized gain distributions                                           -
                                                             -------------------
                                                             -------------------
Net realized gain (loss) on investments                                  -

Change in unrealized appreciation/depreciation of investments            -
                                                             -------------------
                                                             -------------------
Net increase (decrease) in net assets from operations               $ (3,162)
                                                             ===================

See accompanying notes.


4                                                                 0303-0402229



       U.S.
 Government/High
 Grade Securities                      Growth and      International         Global            Total
     Division      Growth Division   Income Division      Division        Bond Division   Return Division

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

      $  74,177   $               -       $   18,318      $     1,118        $  17,162        $   89,233

         35,469            100,567            45,550           39,728           23,623            73,922
-----------------------------------------------------------------------------------------------------------
         38,708           (100,567)          (27,232)         (38,610)          (6,461)           15,311


         27,234           (290,908)         (199,296)         (12,538)          18,990          (105,634)
              -                  -            94,141                -                -            52,754
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         27,234           (290,908)         (105,155)         (12,538)          18,990           (52,880)

         69,366         (1,942,192)         (669,790)        (386,018)         189,320          (572,754)
-----------------------------------------------------------------------------------------------------------
       $135,308        $(2,333,667)        $(802,177)       $(437,166)        $201,849         $(610,323)
===========================================================================================================


0303-0402229                                                                5

                  UBS PaineWebber Life Variable Annuity Account

                       Statements of Changes in Net Assets

                                                         Money Market             U.S. Government/High
                                                           Division            Grade Securities Division
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
                                                    Year Ended December 31       Year Ended December 31
                                                      2002          2001           2002          2001
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                  $      (3,162)$       8,157   $     38,708   $   165,336
   Net realized gain (loss) on investments                   -             -         27,234      (118,744)
   Change in unrealized appreciation/
     depreciation of investments                             -             -         69,366        43,336
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                      (3,162)        8,157        135,308        89,928

Contract transactions:
   Purchase payments                                         -             -              -             -
   Administrative charges                                 (773)       (1,023)        (2,301)       (1,102)
   Contract distributions and terminations          (1,292,802)     (929,806)      (916,495)     (615,155)
   Transfer payments (to) from other divisions         875,705       221,846      1,042,883        12,098
   Actuarial adjustment in reserves for
     currently payable annuity contracts                (3,174)      (15,851)        (7,898)       (9,749)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net decrease in net assets from contract
   transactions                                       (421,044)     (724,834)       116,189      (613,908)
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Total decrease in net assets                          (424,206)     (716,677)       251,497      (523,980)

Net assets at beginning of year                      1,332,076     2,048,753      1,917,855     2,441,834
                                                 ----------------------------------------------------------
                                                 ----------------------------------------------------------
Net assets at end of year                          $   907,870    $1,332,076     $2,169,352    $1,917,855
                                                 ==========================================================

See accompanying notes.

0303-0402229                                                                6

                  UBS PaineWebber Life Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                                                                                      Growth and
                                                   Growth Division                 Income Division
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
                                                Year Ended December 31          Year Ended December 31
                                                 2002           2001             2002           2001
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from operations:
     Net investment income (loss)             $  (100,567)   $  (100,561)    $    (27,232) $      (5,922)
     Net realized gain (loss) on                 (290,908)    (3,407,494)        (105,155)       311,781
       investments
     Change in unrealized appreciation/
       depreciation of investments             (1,942,192)     1,762,052         (669,790)      (327,464)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets from
   operations                                  (2,333,667)    (1,746,003)        (802,177)       (21,605)

Contract transactions:
   Purchase payments                                   75         40,300               75            300
   Administrative charges                          (5,050)        (4,964)          (1,861)        (3,481)
   Contract distributions and terminations     (1,348,414)    (2,136,016)        (706,029)    (1,790,011)
   Transfer payments (to) from other
     divisions                                  4,447,221        300,148         (240,699)       146,183
   Actuarial adjustment in reserves for
     currently payable annuity contracts          (15,490)       (43,471)         (65,035)      (131,320)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets from
   contract transactions                        3,078,342     (1,844,003)      (1,013,549)    (1,778,329)
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Total increase (decrease) in net assets           744,675     (3,590,006)      (1,815,726)    (1,799,934)

Net assets at beginning of year                 4,874,495      8,464,502        3,852,813      5,652,747
                                            ------------------------------- -------------------------------
                                            ------------------------------- -------------------------------
Net assets at end of year                      $5,619,170     $4,874,495       $2,037,087     $3,852,813
                                            =============================== ===============================

See accompanying notes.


7                                                                0303-0402229

      International Division               Global Bond Division              Total Return Division
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------
      Year Ended December 31              Year Ended December 31             Year Ended December 31
      2002             2001               2002             2001              2002             2001
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------


  $    (38,610)    $    (59,530)     $      (6,461)    $    (30,740)     $     15,311      $   211,776
       (12,538)      (1,447,009)            18,990         (144,986)          (52,880)        (793,690)

      (368,018)         479,012            189,320          111,983          (572,754)         788,652
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------

      (437,166)      (1,027,527)           201,849          (63,743)         (610,323)         206,738


            75           40,696                  -              460                 -            1,196
        (2,463)          (2,706)            (1,408)          (2,221)           (3,482)          (3,758)
      (493,787)        (813,175)          (350,417)        (631,648)       (1,127,602)      (1,505,018)

       (59,755)        (160,001)           (47,253)         (82,982)           19,132         (209,410)

        (1,952)          (1,783)            (1,099)         (16,122)           (6,904)         (17,223)
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------

      (557,882)        (936,969)          (400,177)        (732,513)       (1,118,855)      (1,734,213)
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------
      (995,048)      (1,964,496)          (198,328)        (796,256)       (1,729,179)      (1,527,474)

     3,023,917        4,988,414          1,548,405        2,344,661         5,567,246        7,094,721
----------------------------------- ----------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------
    $2,028,869       $3,023,917         $1,350,077       $1,548,405        $3,838,067       $5,567,246
=================================== ======================================================================



0303-0402229                                                                8

                  UBS PaineWebber Life Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2002



1. Organization and Significant Accounting Policies

Organization

UBS PaineWebber Life Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by UBS PaineWebber Life Insurance Company (the Company), a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly-owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2002, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of Alliance Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   Division                                    Invests Exclusively in Shares of
   -----------------------------------------------------------------------------

   Money Market                                      Money Market Portfolio
   U.S. Government/High Grade Securities             U.S. Government/High
                                                      Grade Securities Portfolio
   Growth                                            Growth Portfolio
   Growth and Income                                 Growth and Income Portfolio
   International                                     International Portfolio
   Global Bond                                       Global Bond Portfolio
   Total Return                                      Total Return Portfolio

During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities and Growth Portfolios, respectively, of the Alliance Variable Products Series Fund, Inc. (Alliance).

Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Net assets of $968,752 and $4,807,826 were transferred into the U.S. Government/High Grade Securities and Growth Divisions, respectively, on the date of the dissolution of these divisions.

0303-0402229                                                                 9

                  UBS PaineWebber Life Variable Annuity Account

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value.

The average cost method is used to determine realized gains and losses. Investment transactions are accounted for on the trade date. Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

0303-040229                                                                 10

                 UBS PaineWebber Life Variable Annuity Account

2. Expenses and Related Party Transactions

Paid to the Company

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received.

Paid to Affiliates

Additionally, during a portion of 2002, management fees were paid indirectly to Brinson Advisors, Inc., an affiliate of the Company in its capacity as manager of the Brinson Series Trust. The management agreement provides for a fee based on the portfolio's average net assets as follows (including amounts related to portfolios merged during the year): 0.50% - Money Market Portfolio; 0.50% - Strategic Fixed Income Portfolio; and 0.80% - Aggressive Growth Portfolio.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the


0303-0402229                                                                11

                    UBS PaineWebber Variable Annuity Account

3. Federal Income Taxes (continued)

earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2002:

                                                Cost of Purchases  Proceeds From
   Division                                                             Sales
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Money Market                                     $2,355,731        $2,779,937
   U.S. Government/High Grade Securities             1,433,865         1,278,968
   Growth                                            5,110,482         2,132,707
   Growth and Income                                   253,612         1,200,252
   International                                        40,838           637,330
   Global Bond                                          28,344           434,982
   Total Return                                        302,189         1,352,980

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                             2002                                    2001
                            --------------------------------------- ---------------------------------------
   Division                  Purchased    Redeemed   Net Increase     Purchased    Redeemed   Net Decrease
                                                      (Decrease)

   ---------------------------------------------------------------- ---------------------------------------

   Money Market                 193,824     228,725      (34,901)        67,341     127,261      (59,920)
   U.S. Government/High
      Grade Securities          112,368     101,521       10,847         23,657      76,886      (53,229)
   Growth                       359,150     160,191      198,959         54,251     160,935     (106,684)
   Growth and Income              7,852      63,477      (55,625)        14,492      94,819      (80,327)
   International                  4,293      61,334      (57,041)         5,656      87,392      (81,736)
   Global Bond                      910      33,442      (32,532)         1,462      63,689      (62,227)
   Total Return                   9,539      74,950      (65,411)        13,519     108,189      (94,670)

0303-0402229                                                                12

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2002 and 2001 and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

                                                                                   Ratio of
                                                                                   Expenses to
                                                          Net         Investment   Average
                                                 Unit     Assets      Income       Net        Total
               Division                 Units    Value    (000)       Ratio (2)    Assets (3) Return (4)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  Money Market
  Accumulation units with early
     withdrawal charges:
       2002 (1)                          67,756    $12.05  $   817       1.31%         1.60%      (0.41)%
       2001                             104,594     12.10    1,265       2.12          1.60        0.41
  Accumulation units without early
     withdrawal charges:
       2002 (1)                           3,094     11.86       37       1.31          1.77       (0.50)
       2001                               5,617     11.92       67       2.12          1.77        0.18
  Contracts in the annualization
      period with early
      withdrawal changes:
       2002 (1)                           4,460     12.22       54       1.31          1.40        0.08
       2001                                   -      -           -       -             -           -

  U.S. Government/High Grade
     Securities
  Accumulation units with early
      withdrawal charges:
       2002                             150,569     12.51    1,884       3.35          1.60        6.02
       2001 (1)                         142,319     11.80    1,679       9.39          1.60        4.23
  Accumulation units without early
      withdrawal charges:
       2002                              20,558     12.32      253       3.35          1.77        5.93
       2001 (1)                          18,863     11.63      219       9.39          1.77        3.99
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                               1,723     12.69       22       3.35          1.40        6.28
       2001 (1)                           1,650     11.94       20       9.39          1.40        4.43
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                                 829     12.42       10       3.35          1.65        5.17
       2001 (1)                               -      -           -       -             -           -

0303-0402229                                                                13

                     UBS PaineWebber Life Variable Account



6. Unit Values (continued)
                                                                                   Ratio of
                                                                                   Expenses to
                                                          Net         Investment   Average
                                                 Unit     Assets      Income       Net        Total
               Division                 Units    Value    (000)       Ratio (2)    Assets (3) Return (4)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  Growth
  Accumulation units with early
      withdrawal charges:
       2002                             455,414    $10.95   $4,988       -%            1.60%     (29.22)%
       2001 (1)                         293,961     15.47    4,548       -             1.60      (22.96)
  Accumulation units without early
      withdrawal charges:
       2002                              56,269     10.70      602       -             1.77      (29.37)
       2001 (1)                          17,734     15.15      269       -             1.77      (23.05)
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                               2,293     11.10       25       -             1.40      (29.07)
       2001 (1)                           3,278     15.65       51       -             1.40      (22.78)
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                                 363    10.79         4       -            1.65      (29.25)
       2001 (1)                             407    15.25         6       -            1.65      (22.98)

Growth and Income
  Accumulation units with early
     withdrawal charges:
       2002                             103,605    16.47     1,707       0.65         1.60      (23.29)
       2001 (1)                         149,829    21.47     3,218       1.56         1.60       (1.31)
  Accumulation units without early
      withdrawal charges:
       2002                              11,533    16.67       192       0.65         1.77      (23.43)
       2001 (1)                          19,017    21.77       414       1.56         1.77       (1.46)
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                               7,406    16.70       124       0.65         1.40      (23.15)
       2001 (1)                           9,812    21.73       213       1.56         1.40       (1.09)
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                                 856    16.81        14       0.65         1.65      (23.35)
       2001                                 367    21.93         8       1.56         1.65       (1.35)


0303-0402229

                 UBS PaineWebber Life Variable Annuity Account

6. Unit Values (continued)

                                                                                 Ratio of
                                                                                 Expenses to
                                                          Net       Investment   Average
                                                Unit      Assets    Income       Net           Total
               Division                 Units   Value     (000)     Ratio (2)    Assets (3)    Return(4)
  ----------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------

  International
  Accumulation units with early
      withdrawal charges:
       2002                             193,582  $  8.67    $1,679       0.05%        1.60%     (16.63)%
       2001 (1)                         247,231    10.40     2,571       0.07         1.60      (22.39)
  Accumulation units without early
      withdrawal charges:
       2002                              43,446     7.81       339       0.05         1.77      (16.74)
       2001 (1)                          47,761     9.38       448       0.07         1.77      (22.55)
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                                 271     8.79         2       0.05         1.40      (16.60)
       2001 (1)                             422    10.54         4       0.07         1.40      (22.26)
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                               1,074     7.88         8       0.05         1.65      (13.50)
       2001 (1)                               -     -            -       -            -           -

  Global Bond
  Accumulation units with early
      withdrawal charges:
       2002                              88,046    13.39     1,179       1.18         1.60       15.03
       2001 (1)                         109,557    11.64     1,275       -            1.60       (3.04)
  Accumulation units without early
      withdrawal charges:
       2002                              12,345    12.98       160       1.18         1.77       14.87
       2001 (1)                          24,114    11.30       272       -            1.77       (3.25)
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                                  52    13.58         1       1.18         1.40       15.28
       2001 (1)                              98    11.78         1       -            1.40       (2.86)
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                                 794    13.09        10       1.18         1.65        6.25
       2001 (1)                               -     -            -       -            -           -



0303-0402229                                                                 15

                 UBS PaineWebber Life Variable Annuity Account

                   Notes to Financial Statements (continued)





                                                                                 Ratio of
                                                                                 Expenses to
                                                          Net       Investment   Average
                                                 Unit     Assets    Income       Net         Total
               Division                 Units    Value    (000)     Ratio (2)    Assets (3)  Return (4)
  ---------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------------------------------------------------------

  Total Return
  Accumulation units with early
      withdrawal charges:
       2002                             212,353    $16.23   $3,447       1.95%        1.60%     (12.03)%
       2001 (1)                         270,886     18.45    4,997       4.99         1.60        3.09
  Accumulation units without early
       withdrawal charges:
       2002                              20,860     16.06      335       1.95         1.77      (12.14)
       2001 (1)                          29,044     18.28      531       4.99         1.77        2.91
  Contracts in the annuitization
      period with early
      withdrawal charges:
       2002                               2,496     16.47       41       1.95         1.40      (11.78)
       2001 (1)                           1,740     18.67       32       4.99         1.40        3.30
  Contracts in the annuitization
      period without early
      withdrawal charges:
       2002                                 916     16.20       15       1.95         1.65      (12.05)
       2001 (1)                             366     18.42        7       4.99         1.65        3.02

(1) During 2002 and 2001 as noted, the underlying mutual fund was changed from a portfolio of Brinson Series Trust to a portfolio of Alliances Variable Product Series Fund, Inc.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.
(3) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

0303-0402229                                                               16

FINANCIAL STATEMENTS

UBS PaineWebber Life Insurance Company
Years Ended December 31, 2002, 2001, and 2000











0303-0404308

                     UBS PaineWebber Life Insurance Company

                              Financial Statements

                  Years Ended December 31, 2002, 2001, and 2000




                                    Contents

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets................................................................2
Statements of Operations......................................................3
Statements of Changes in Stockholder's Equity.................................4
Statements of Cash Flows......................................................5
Notes to Financial Statements.................................................6


0303-0404308

                           [ERNST & YOUNG LETTERHEAD]





                         Report of Independent Auditors

The Board of Directors
UBS PaineWebber Life Insurance Company

We have audited the accompanying balance sheets of UBS PaineWebber Life Insurance Company as of December 31, 2002 and 2001, and the related statements of operations, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PaineWebber Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP


Des Moines, Iowa
April 4, 2003


0303-0404308

                     UBS PaineWebber Life Insurance Company

                                 Balance Sheets

                                                                                December 31
                                                                          2002                2001
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Assets
Investments:
   Fixed maturities:
     Held to maturity, at amortized cost (market:
       2002 - $8,319,394; 2001 - $7,200,966)                          $    7,932,077      $    7,133,982
     Available for sale, at market (amortized cost:
       2002 - $14,997; 2001 - $24,981)                                        15,451              26,062
   Short-term investments                                                  3,938,585           6,412,032
                                                                  -----------------------------------------
Total investments                                                         11,886,113          13,572,076

Cash                                                                       3,839,324             576,627
Accrued investment income                                                    113,214             139,386
Deferred policy acquisition costs                                         96,111,226         115,785,076
Other assets                                                                 166,479             289,395
Separate account assets                                                   17,950,493          28,574,453
                                                                  -----------------------------------------
Total assets                                                            $130,066,849        $158,937,013
                                                                  =========================================

Liabilities and stockholder's equity
Liabilities:
   Net funds held on reinsurance assumed                               $  34,242,724       $  46,184,861
   Expense allowance payable on reinsurance assumed                        8,246,254           7,870,418
   Deferred income taxes                                                   9,468,812          15,108,019
   Other liabilities                                                       1,793,661           2,372,037
   Separate account liabilities                                           17,950,493          28,574,453
                                                                  -----------------------------------------
Total liabilities                                                         71,701,944         100,109,788

Commitments and contingencies

Stockholder's equity:
   Common Stock, $100 par value - 25,000 shares authorized,
     issued and outstanding                                                2,500,000           2,500,000
   Additional paid-in capital                                             36,757,295          26,757,295
   Accumulated other comprehensive income                                        295                 703
   Retained earnings                                                      19,107,315          29,569,227
                                                                  -----------------------------------------
Total stockholder's equity                                                58,364,905          58,827,225
                                                                  -----------------------------------------
                                                                  -----------------------------------------
Total liabilities and stockholder's equity                              $130,066,849        $158,937,013
                                                                  =========================================

See accompanying notes.

0303-0404308                                                                 2

                     UBS PaineWebber Life Insurance Company

                            Statements of Operations

                                                                 Year Ended December 31
                                                      2002               2001                2000
                                               ------------------------------------------------------------
                                               ------------------------------------------------------------
Revenues:
   Annuity product charges                           $20,937,308        $23,830,022         $26,820,935
   Investment income, net of related expenses
                                                         339,388            783,223           1,076,147
   Realized loss on investments                             (229)              (400)               (350)
                                               ------------------------------------------------------------
Total revenues                                        21,276,467         24,612,845          27,896,732

Expenses:
   Commissions                                         6,338,195          5,548,689          22,921,479
   General expenses                                   11,315,322         20,628,054          18,466,848
   Policy acquisition costs deferred                  (7,418,839)       (14,632,584)        (30,041,988)
   Amortization of deferred policy
     acquisition costs                                27,092,689          7,070,849           4,696,447
                                               ------------------------------------------------------------
Total expenses                                        37,327,367         18,615,008          16,042,786
                                               ------------------------------------------------------------
Income (loss) before income taxes                    (16,050,900)         5,997,837          11,853,946

Income tax expense (benefit):
   Current                                                50,000            (50,000)             (2,753)
   Deferred                                           (5,638,988)         2,070,952           3,972,269
                                               ------------------------------------------------------------
                                                      (5,588,988)         2,020,952           3,969,516
                                               ------------------------------------------------------------
Net income (loss)                                   $(10,461,912)      $  3,976,885        $  7,884,430
                                               ============================================================

See accompanying notes.



0303-0404308                                                                3

                     UBS PaineWebber Life Insurance Company

                  Statements of Changes in Stockholder's Equity

                                                               Accumulated
                                                Additional        Other                         Total
                                    Common        Paid-In     Comprehensive     Retained    Stockholder's
                                     Stock        Capital        Income         Earnings        Equity
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------

Balances at January 1, 2000        $2,500,000    $26,757,295       $1,225      $17,707,912    $46,966,432
Comprehensive income (loss):
   Net income                               -              -            -        7,884,430      7,884,430
   Change in net unrealized
     appreciation of
     investments, net of tax                -              -         (237)               -           (237)
                                                                                           ----------------
Total comprehensive income                                                                      7,884,193
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------
Balances at December 31, 2000       2,500,000     26,757,295          988       25,592,342     54,850,625
Comprehensive income (loss):
   Net income                               -              -            -        3,976,885      3,976,885
   Change in net unrealized
     appreciation of
     investments, net of tax                -              -         (285)               -           (285)
                                                                                           ----------------
                                                                                           ----------------
Total comprehensive income                                                                      3,976,600
                                 --------------------------------------------------------------------------
                                 --------------------------------------------------------------------------
Balances at December 31, 2001       2,500,000     26,757,295          703       29,569,227     58,827,225
Comprehensive loss:
   Net loss                                 -              -            -      (10,461,912)   (10,461,912)
   Change in net unrealized
     appreciation of
     investments, net of tax                -              -         (408)               -           (408)
                                                                                           ----------------
Total comprehensive loss                                                                      (10,462,320)
Capital contribution from parent            -     10,000,000            -                -     10,000,000
                                 --------------------------------------------------------------------------
Balances at December 31, 2002      $2,500,000    $36,757,295      $   295      $19,107,315    $58,364,905
                                 ==========================================================================

See accompanying notes.

0303-0404308                                                                 4

                     UBS PaineWebber Life Insurance Company

                            Statements of Cash Flows

                                                                     Year Ended December 31
                                                              2002            2001             2000
                                                         --------------------------------------------------
                                                         --------------------------------------------------
Operating activities
Net income (loss)                                            $(10,461,912)  $  3,976,885    $  7,884,430
Adjustments to reconcile net income (loss) to net cash
   used in operating activities:
     Net amortization of discounts and premiums on
       fixed maturities                                            92,884         17,261           6,280
     Deferral of policy acquisition costs                      (7,418,839)   (14,632,584)    (30,041,988)
     Amortization of deferred acquisition costs                27,092,689      7,070,849       4,696,447
     Change in expense allowance payable and net
       funds held on reinsurance assumed                       (8,117,745)      908,799       14,256,224
     Payments to ceding companies on reinsurance
       assumed                                                (11,538,529)   (6,659,968)      (5,073,350)
     Payments received from ceding companies on
       reinsurance assumed                                      8,089,973      1,088,799       3,491,470
     Provision for deferred income taxes                       (5,638,988)     2,070,952       3,972,269
     Realized loss on investments                                     229            400             350
     Changes in operating assets and liabilities,
       net of reinsurance assumed:
         Accrued investment income                                 26,172         71,930         (12,907)
         Other assets                                             122,916         59,739         103,968
         Other liabilities                                       (578,376)       428,210         519,173
                                                         --------------------------------------------------
Net cash used in operating activities                          (8,329,526)    (5,598,728)       (197,634)

Investing activities
Proceeds from investments sold, matured or repaid:
   Fixed maturities - held to maturity                          4,788,000      3,115,000       3,155,000
   Fixed maturities - available for sale                           10,000         10,000          10,000
   Short-term investments - net                                 2,473,447      4,975,408               -
                                                         --------------------------------------------------
                                                                7,271,447      8,100,408       3,165,000
Cost of investments acquired:
   Fixed maturities - held to maturity                         (5,679,224)    (2,937,462)     (2,981,645)
   Short-term investments - net                                         -              -         (79,728)
                                                         --------------------------------------------------
                                                               (5,679,224)    (2,937,462)     (3,061,373)
                                                         --------------------------------------------------
                                                         --------------------------------------------------
Net cash provided by investing activities                       1,592,223      5,162,946         103,627

Financing activities
 Proceeds from capital contribution                            10,000,000              -               -
                                                         --------------------------------------------------
                                                         --------------------------------------------------
 Net cash provided by financing activities                     10,000,000              -               -
                                                         --------------------------------------------------
Increase (decrease) in cash                                     3,262,697       (435,782)        (94,007)

Cash at beginning of year                                         576,627      1,012,409       1,106,416
                                                         --------------------------------------------------
                                                         --------------------------------------------------
Cash at end of year                                         $   3,839,324  $     576,627    $  1,012,409
                                                         ==================================================

See accompanying notes.


0303-0404308                                                                 5

                      UBS PaineWebber Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2002



1. Organization and Significant Accounting Policies

Organization

UBS PaineWebber Life Insurance Company (the Company) is a wholly owned subsidiary of PaineWebber Life Holdings, Inc. The Company offers separate account variable annuity products. These products are marketed through licensed brokers of PaineWebber Life Holdings, Inc.

On November 3, 2000, UBS Americas, Inc. (UBS) acquired all of the outstanding capital stock of PaineWebber Group, Inc. of which the Company was an indirect wholly owned subsidiary. UBS is a wholly owned subsidiary of UBS AG (the Parent), a global financial services company based in Switzerland.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are designated as "held to maturity". Held to maturity securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the fair value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Fixed maturity securities which may be sold are designated as "available for sale". Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity as accumulated other comprehensive income or loss.

Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the security's new cost basis, by a charge to realized losses in the Company's statements of operations.


0303-0404308                                                              6

                     UBS PaineWebber Life Insurance Company

1. Organization and Significant Accounting Policies (continued)

Premiums and discounts are amortized utilizing the interest method which results in a constant yield over the securities' expected life. Realized gains and losses are determined on the basis of specific identification of investments.

Deferred Policy Acquisition Costs

Commissions and other costs of acquiring new business which vary with and are primarily related to the production of new business have been deferred. The deferred costs are being amortized in relation to the present value of expected gross profits. This amortization is adjusted periodically to reflect differences in actual and assumed gross profits and changes in assumptions regarding future gross profits. During 2002, the Company accelerated amortization of deferred policy acquisition costs by approximately $20.3 million as a result of a change in the assumption of estimated future gross profits.

Deferred Income Taxes

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

Dividend Restrictions

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's parent which exceed an annual limitation. During 2003, the Company is not able to pay dividends to its parent without prior approval of statutory authorities.


0303-0404308                                                               7

                     UBS PaineWebber Life Insurance Company

1. Organization and Significant Accounting Policies (continued)

Separate Account

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain variable annuity contractholders who bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Fees are received for administrative expenses and for assuming mortality, distribution and expense risks. Operations of the separate account are not included in these financial statements.

Comprehensive Income (Loss)

Other comprehensive income (loss) excludes realized investment losses included in net income (loss) which merely represent transfers from unrealized to realized losses. Such amounts have been measured through the date of sale. These amounts totaled $229, $400, and $350 in 2002, 2001, and 2000, respectively.

Reclassifications

Certain amounts in the 2001 and 2000 financial statements have been reclassified to conform to the 2002 financial statement presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

0303-0404308                                                                 8

                     UBS PaineWebber Life Insurance Company

2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Fixed maturities: The fair values for fixed maturities are based on quoted market prices, where available.

   Cash, short-term investments and separate account assets: The carrying amounts reported in the balance sheets for these financial instruments approximate their fair values.

   Separate account liabilities: Fair values for the Company's liabilities under investment-type insurance contracts are based on cash surrender value of the underlying contracts.

The following sets forth a comparison of the carrying amounts and fair values of the Company's financial instruments subject to provisions of SFAS No. 107:

                                                               December 31
                                                 2002                                 2001
                                  ------------------------------------ ------------------------------------
                                       Carrying Amount        Fair         Carrying Amount      Fair
                                                              Value                             Value
                                  ------------------------------------ ------------------------------------
                                  ------------------------------------ ------------------------------------
   Assets
   Fixed maturities:
      Held to maturity                $  7,932,077      $  8,319,394       $  7,133,982      $  7,200,966
      Available for sale                    15,451            15,451             26,062            26,062
   Short-term investments                3,938,585         3,938,585          6,412,032         6,412,032
   Cash                                  3,839,324         3,839,324            576,627           576,627
   Separate account assets              17,950,493        17,950,493         28,574,453        28,574,453

   Liabilities
   Separate account liabilities         17,950,493        17,938,676         28,574,453        28,557,738

3. Basis of Presentation

These financial statements, prepared on the basis of accounting principles generally accepted in the United States, differ from those prepared on a statutory basis primarily as follows: (a) revenues on investment products consist of policy charges for the cost of issuance, policy administration charges, amortization of policy initiation fees and


0303-0404308                                                                9

                     UBS PaineWebber Life Insurance Company

3. Basis of Presentation (continued)

surrender charges assessed rather than premiums received; (b) acquisition costs such as commissions and other costs related to acquiring new business are being deferred and amortized over the life of the policy rather than being charged to current operations as incurred; (c) policy reserves on investment products are based on full account values rather than discounted methodologies utilizing statutory interest rates; (d) a portion of fixed maturity investments is designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation credited/charged directly to stockholder's equity rather than valued at amortized cost; (e) deferred income taxes are calculated differently for statutory purposes; (f) certain assets designated as "non-admitted assets" have been reported as assets rather than being charged to stockholder's equity; (g) the established formula-driven statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (h) net realized capital gains (losses) attributable to changes in the level of market interest rates are recognized in the statement of operations in the year of disposition rather than being deferred and amortized over the remaining life of the sold bonds; (i) assets and liabilities are restated to fair values, with provision for goodwill and other intangible assets, when a change in ownership occurs rather than retaining their historical value; and (j) reinsurance reserve credits are recorded as reinsurance recoverable assets rather than recorded as a reduction to aggregate policy reserves.

Net income (loss) for the Company as reported in accordance with statutory accounting practices was approximately $7,869,000 in 2002, $(3,798,000) in 2001 and $88,000 in 2000. Total statutory capital and surplus, as reported, was $18,239,000 at December 31, 2002 and $14,133,000 at December 31, 2001.

The National Association of Insurance Commissioners (NAIC) has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual was effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. These changes did not impact statutory capital and surplus.

0303-0404308                                                                10

                     UBS PaineWebber Life Insurance Company

4. Investments

At December 31, 2002 and 2001, the amortized cost, gross unrealized gains and losses, and estimated fair value of investments in fixed maturity securities are as follows:

Held for Investment

                                                                 Gross          Gross
                                               Amortized      Unrealized     Unrealized      Estimated
                                                  Cost           Gains         Losses       Market Value
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
   December 31, 2002
   Bonds - United States Government and
      agencies                               $  7,932,077       $388,042           $725    $  8,319,394
   Short-term investments - United States
      Government and agencies                   3,938,585              -              -       3,938,585
                                            ---------------------------------------------------------------
                                              $11,870,662       $388,042           $725     $12,257,979
                                            ===============================================================


                                                                 Gross          Gross
                                                Amortized      Unrealized    Unrealized      Estimated
                                                  Cost           Gains         Losses       Market Value
                                            ---------------------------------------------------------------
   December 31, 2001
   Bonds - United States Government and
      agencies                               $  7,133,982        $87,415        $20,431    $  7,200,966
   Short-term investments - United States
      Government and agencies                   6,412,032              -              -       6,412,032
                                            ---------------------------------------------------------------
                                              $13,546,014        $87,415        $20,431     $13,612,998
                                            ===============================================================

Available for Sale

                                                                 Gross          Gross
                                               Amortized       Unrealized    Unrealized      Estimated
                                                  Cost           Gains         Losses       Market Value
                                            ---------------------------------------------------------------
                                            ---------------------------------------------------------------
   December 31, 2002
   Bond - other government                       $14,997        $   454        $   -           $15,451
                                            ===============================================================

   December 31, 2001
   Bond - other government                       $24,981         $1,081        $   -           $26,062
                                            ===============================================================


0303-0404308                                                                 11

                     UBS PaineWebber Life Insurance Company

4. Investments (continued)

The unrealized appreciation or depreciation on available-for-sale fixed maturity securities is included in stockholder's equity as accumulated other comprehensive income (loss), reduced by a provision for deferred income taxes. Net unrealized appreciation of available-for-sale fixed maturity securities as reported were comprised of the following:

                                                                December 31
                                                           2002            2001
                                                          ----------------------
   Unrealized appreciation on
      available-for-sale fixed maturity securities         $454          $1,081
   Related net deferred income taxes                        159             378
                                                          ----------------------
   Net unrealized appreciation of available-for-sale
      fixed maturity securities                            $295          $  703
                                                          ======================

The amortized cost and estimated fair value of investments in fixed maturity securities, by contractual maturity, at December 31, 2002, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                Held for Investment              Available for Sale
                                           ------------------------------- --------------------------------
                                              Amortized        Fair           Amortized         Fair
                                                Cost           Value            Cost           Value
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------

   Due in one year or less                   $   151,499    $   153,891        $14,997        $15,451
   Due after one year through five years       4,948,181      5,229,643              -              -
   Due after five years through ten years      2,832,397      2,935,860              -              -
                                           ------------------------------- --------------------------------
                                              $7,932,077     $8,319,394        $14,997        $15,451
                                           =============================== ================================

Major categories of net investment income are as follows:

                                                                    Year Ended December 31
                                                            2002             2001              2000
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
   Fixed maturities:
      Held for investment                                   $350,574          $411,784       $   441,591
      Available for sale                                       1,144             1,853             2,522
   Short-term investments                                    101,990           505,658           709,781
   Other                                                         346             1,081               100
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                             454,054           920,376         1,153,994
   Less investment expenses                                  114,666           137,153            77,847
                                                     ------------------------------------------------------
                                                     ------------------------------------------------------
                                                            $339,388          $783,223        $1,076,147
                                                     ======================================================

0303-0404308                                                                12

                     UBS PaineWebber Life Insurance Company

4. Investments (continued)

At December 31, 2002, investments with an aggregate carrying value of $7,932,077 (2001 - $7,656,781) were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

5. Federal Income Taxes

The effective tax rate on income (loss) before taxes is different from the prevailing federal income tax rate generally due to the dividends received deduction.

The tax effect of temporary differences giving rise to the Company's deferred income taxes is as follows:

                                                              December 31
                                                        2002                2001
                                                   -----------------------------
                                                   -----------------------------
   Deferred income tax assets:
      Net operating loss carryovers             $  8,081,627        $  5,592,645
      Reinsurance                                 11,983,660          18,381,251
      Deferred front-end load                        572,125             777,011
      Other                                        3,310,538             131,857
                                                   -----------------------------
                                                 23,947,950           24,882,764
   Deferred income tax liabilities:
      Unrealized appreciation of
       available-for-sale fixed                          159                 378
       maturity securities
      Deferred policy acquisition costs           33,412,280          39,983,579
      Other                                            4,323               6,826
                                                   -----------------------------
                                                   -----------------------------
                                                  33,416,762          39,983,579
                                                   -----------------------------
   Net deferred income tax liability            $  9,468,812         $15,108,019
                                                   =============================

Prior to the acquisition by UBS (see Note 1), the Company filed a consolidated federal income tax return with PaineWebber Group, Inc. Each entity within the consolidated tax group reported current income tax expense (benefit) as allocated under the consolidated tax allocation agreement. Generally, this allocation resulted in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their current year losses contributed to reduce consolidated taxes. Under PaineWebber Group, Inc.'s tax sharing agreement (and for periods subsequent to the acquisition), the Company would not recognize a current

0303-0404308                                                                13

                     UBS PaineWebber Life Insurance Company

5. Federal Income Taxes (continued)

benefit for any loss and credit carryforwards until the time they would have been able to utilize the loss or credit on a separate company basis. For the period from the acquisition date to December 31, 2000 and for at least the following five years, the Company will file a separate federal income tax return.

Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity. At December 31, 2002, the Company had net operating loss carryforwards of $23,090,362 for which they have not received a current benefit. The net operating loss carryforwards expire in 2009 through 2017.

6. Reinsurance

The Company has modified coinsurance agreements with various insurance companies to assume a specified percentage of their variable annuity contracts. Under these agreements, the Company receives from the ceding company the account balances of the reinsured contracts. The Company in return pays to the ceding companies an expense allowance for commissions and other expenses associated with the reinsured contracts. In addition, the Company pays or receives an amount equal to the change in the statutory reserve held by the ceding companies on the reinsured contracts, adjusted for investment earnings credits. For the years ended December 31, 2002, 2001 and 2000, the Company recorded annuity product charges of $20,568,021, $23,256,484 and $25,800,680, respectively, related to contracts assumed under these agreements. At December 31, 2002 and 2001, the assets on deposit with ceding companies and funds held on reinsurance assumed are as follows:

                                                            December 31
                                                     2002                  2001
                                                 -------------------------------

   Assets on deposit with ceding companies       $924,800,464     $1,203,093,426
   Funds held on reinsurance assumed             (890,557,740)   (1,249,278,287)
                                                 -------------------------------
   Net funds held on reinsurance assumed        $ (34,242,724)     ($46,184,861)
                                                 ===============================


0303-0404308                                                                14

                     UBS PaineWebber Life Insurance Company

6. Reinsurance (continued)

The Company also has a modified coinsurance agreement with American Republic Insurance Company (American Republic) (see Note 7) to cede a specified percentage of the risks associated with the variable annuity contracts. Under this agreement, the Company pays American Republic the reinsurance percentage of charges and deductions collected on the reinsured policies. American Republic, in return, pays the Company an expense allowance for certain developmental, new business and maintenance costs on the reinsured contracts. The Company has also entered into a separate reinsurance agreement to reinsure the enhanced death benefit provision of the contracts. During 2002, 2001, and 2000, the Company incurred reinsurance premiums of $216,608, $351,074 and $602,091, respectively, and had benefit recoveries of $18,881, $27,923 and $9,159, respectively, in connection with these agreements.

7. Service Agreements With Related Parties

The Company has a third-party and corporate administrative agreements with American Republic to provide services for new business processing and account maintenance of the variable annuity contracts. The Company paid American Republic $322,559, $393,400 and $272,500 for these services in 2002, 2001, and
2000, respectively.

Commissions relating to the sale of all variable annuity contacts are paid to an affiliated company.

8. Commitments and Contingencies

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Estimated assessments or known insolvencies are not material at December 31, 2002 or 2001; accordingly, no accrual has been made in these financial statements.


0303-0404308                                                              15